Average Annual Total Returns - Invesco Dividend AchieversTM ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	NASDAQ US Broad Dividend Achievers™ Index (reflects no deduction for fees, expenses or taxes) 1Year	NASDAQ US Broad Dividend Achievers™ Index (reflects no deduction for fees, expenses or taxes) 5Years	NASDAQ US Broad Dividend Achievers™ Index (reflects no deduction for fees, expenses or taxes) 10Years	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes) 5Years	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Sep. 15, 2005	9.54%	12.30%	11.30%	8.94%	11.72%	10.77%	5.94%	9.71%	9.27%	9.97%	12.87%	11.90%	2.87%	9.74%	10.36%